Financial debt - Long-term debt (Details) - MXN ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial debt [Line Items]
Total Long-term debt		$ 1,488,208	$ 1,609,780	$ 2,396,624
Financial debt		0	(64,973)	(842,651)
Long-term debt, excluding current maturities		1,488,208	1,544,807	1,553,973
Denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	0	553,651
Denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	0	289,000
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	53,980	53,973
Denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	55,007	0
Debt securities (subsection (d)) [member]
Disclosure of financial debt [Line Items]
Total Long-term debt		$ 1,488,208	$ 1,500,793	$ 1,500,000

[1]	FIRA (for its acronym in Spanish) = Trust Established in Relation to Agriculture
[2]	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate